Other current financial and non-financial liabilities	12 Months Ended
Dec. 31, 2021
Disclosure Of Other Current Liabilities [Abstract]
Other current financial and non-financial liabilities
(21) Other current financial and
non-financial
liabilities
The following table shows other current financial and
non-financial
liabilities:

($ in millions)	As of Dec. 31, 2021	As of Dec. 31, 2020
Accrued interest on financial debt	0.0	13.4
Current bank debt	4.7	4.1
Fair value of derivatives - current liabilities	0.4	14.8
Factoring related liabilities	0.7	0.7
Other	5.7	5.6

Total other current financial liabilities	11.5	38.5

Contract liabilities	65.2	19.1
Payables to personnel and social organizations	80.6	65.1
Deferred income	0.4	5.5

Total other current non-financial liabilities	146.2	89.7

Please refer to Note
(22)
 for the position fair value of derivatives.
During the period ended Dec. 31, 2021, bonus accruals in the amount of $9.3 million presented under “payables to personnel and social organizations” were reversed through profit or loss. Also, a government grant in China in the amount of $5.5 million presented under “deferred income” was fully de-recognized
through profit or loss as a gain as the conditions of the grant were fulfilled.